THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND
THE HARTFORD TOTAL RETURN BOND FUND

OCTOBER 1, 2014

SUPPLEMENT TO

THE HARTFORD TOTAL RETURN BOND FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS, EACH DATED MARCH 1, 2014

This supplement replaces the supplement dated August 27, 2014 to The Hartford Total Return Bond Fund's (the “Fund”) Prospectus.

Effective immediately, Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to waive 0.12% of the contractual management fee and increase the amount of the reimbursement of total operating expenses for each class of the Fund.  These contractual arrangements will remain in effect through February 29, 2016 (renewing automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund (the “Board”)).

The Investment Manager expects to propose at the next meeting of the Board a permanent reduction in the Fund's management fee.

Accordingly, the above referenced Prospectus and Summary Prospectus, including the Fund's Fee Table and Expense Examples, are revised as follows:

1.              Under the heading “SUMMARY SECTION - YOUR EXPENSES” in the Prospectus and the heading “YOUR EXPENSES” in the Summary Prospectus, the Annual Fund Operating Expenses table is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class B	Class C	Class I	Class R3		Class R4		Class R5		Class Y
Management fees		0.50%	0.50%	0.50%	0.50%	0.50%	[1]	0.50%	[1]	0.50%	[1]	0.50%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	[1]	0.25%	[1]	none	[1]	none
Other expenses		0.24%	0.38%	0.20%	0.18%	0.28%	[1]	0.21%	[1]	0.17%	[1]	0.05%
Total annual fund operating expenses		0.99%	1.88%	1.70%	0.68%	1.28%	[1]	0.96%	[1]	0.67%	[1]	0.55%
Fee waiver and/or expense reimbursement	[2]	0.12%	0.26%	0.12%	0.12%	0.12%	[1]	0.12%	[1]	0.12%	[1]	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.87%	1.62%	1.58%	0.56%	1.16%	[1]	0.84%	[1]	0.55%	[1]	0.43%
[1]	Other expenses include an administrative services fee paid by the Fund for third party recordkeeping that is payable as a percentage of net assets in the amount of up to: 0.20% (Class R3), 0.15% (Class R4) and 0.10% (Class R5).
[2]	Expenses have been restated to reflect that, effective October 1, 2014, Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to waive 0.12% of its contractual management fee and to further reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.87% (Class A), 1.62% (Class B), 1.62% (Class C), 0.62% (Class I), 1.17% (Class R3), 0.87% (Class R4), 0.57% (Class R5) and 0.52% (Class Y). These contractual arrangements will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund. In addition, Hartford Administrative Services Company (“HASCO”), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. This contractual arrangement will remain in effect until February 28, 2015, and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

2.              Under the heading “SUMMARY SECTION - EXAMPLE” in the Prospectus and the heading “EXAMPLE” in the Summary Prospectus, the information is deleted and replaced with the following:

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                                                          Your investment has a 5% return each year

•                                                          The Fund's operating expenses remain the same (reflecting the contractual management fee waiver and expense reimbursement presented in the fee table above for the first year)

•                                                          You reinvest all dividends and distributions

•                                                          You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	535	740	961	1,598
Class B	665	866	1,192	1,947
Class C	261	524	912	1,999
Class I	57	205	367	835
Class R3	118	394	691	1,535
Class R4	86	294	519	1,167
Class R5	56	202	361	823
Class Y	44	164	295	678

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	535	740	961	1,598
Class B	165	566	992	1,947
Class C	161	524	912	1,999
Class I	57	205	367	835
Class R3	118	394	691	1,535
Class R4	86	294	519	1,167
Class R5	56	202	361	823
Class Y	44	164	295	678

3.              Under the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus and the heading “PAST PERFORMANCE” in the Summary Prospectus, the following disclosure is added after the highest and lowest quarterly results:

Please see the “Related Composite Performance” section in the Fund's statutory prospectus for performance information for other accounts managed by Wellington Management with investment objectives and strategies substantially similar to those of the Fund.

4.              Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — EXPENSE CAPS AND WAIVERS” in the Prospectus, the following paragraph is added after the third paragraph:

Effective October 1, 2014, the Investment Manager has contractually agreed to waive 0.12% of the Fund's contractual management fee through February 29, 2016.  In connection with this waiver, the Investment Manager has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from October 1, 2014 through February 29, 2016 to the extent necessary to maintain total annual fund operating expenses as follows: 0.87% (Class A), 1.62% (Class B), 1.62% (Class C), 0.62% (Class I), 1.17% (Class R3), 0.87% (Class R4), 0.57% (Class R5) and 0.52% (Class Y).  For periods where multiple management waivers are in effect, the higher of the two waivers will apply.

5.              The following is added as a new section after the “PERFORMANCE NOTES” section in the Prospectus (with corresponding changes to the table of contents):

RELATED COMPOSITE PERFORMANCE

The following tables present the past performance of a composite of certain accounts managed by Wellington Management, which serves as the sub-adviser to the Fund. Wellington Management's Core Bond Plus composite consists of all fee paying accounts under discretionary management by Wellington Management in Wellington Management's Core Bond Plus investment strategy that have investment objectives, policies and strategies substantially similar to those of the Fund. The performance has been adjusted to reflect the operating costs of the Fund. Historical performance has been prepared in compliance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission's method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the tables does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Wellington Management in managing all Core Bond Plus portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. To calculate the performance of the composite net of Class A expenses and the maximum Class A sales charge, total annual fund operating expenses of 0.99%, and the maximum sales charge payable by Class A shares of the Fund, as set forth in the Fund's fee table in the Summary Section, were used. To calculate the performance of the composite net of Class A expenses but excluding Class A sales charges, only the total annual fund operating expenses payable by Class A shares of the Fund, as set forth in the Fund's fee table in the Summary Section, were used. In each case, the Class A expenses are higher than the highest management fee applicable to any account in the composite.

The accounts that are included in Wellington Management's Core Bond Plus composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite may have been less favorable had it been regulated as an investment company under the federal securities laws.

The historical performance of Wellington Management's Core Bond Plus composite is not that of the Fund, is not a substitute for the Fund's performance and is not necessarily indicative of any fund's future results. Information about the past performance of the Fund appears in this prospectus under the heading “SUMMARY SECTION — Past Performance.”  The performance of Wellington Management's Core Bond Plus composite represents its performance managing Core Bond Plus portfolios, which, as described above, are those with investment objectives, policies and strategies substantially similar to those of the Fund. The Fund's actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing the Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely affect the fund's performance.

WELLINGTON MANAGEMENT CORE BOND PLUS COMPOSITE PERFORMANCE*

Average Annual Total Returns for the Periods Ended December 31, 2013:

	1 Year	5 Years	10 Years
Composite (Net of Class A expenses and maximum Class A sales charge)	-6.42%	6.99%	1.89%
Composite (Net of Class A expenses but excluding Class A sales charges)	-2.01%	7.98%	4.69%
Composite (Gross)	-1.04%	9.05%	5.73%
Barclays U.S. Aggregate Bond Index	-2.02%	4.44%	4.55%

Total Returns For the Periods Ended December 31:

	2004	2005	2006	2007	2008
Composite (Net of Class A expenses but excluding Class A sales charges)	4.03%	2.11%	3.90%	4.61%	-6.66%
Composite (Gross)	5.06%	3.12%	4.93%	5.65%	-5.74%
Barclays U.S. Aggregate Bond Index	4.34%	2.43%	4.33%	6.97%	5.24%

	2009	2010	2011	2012	2013
Composite (Net of Class A expenses but excluding Class A sales charges)	20.54%	8.05%	6.65%	7.83%	-2.01%
Composite (Gross)	21.73%	9.12%	7.71%	8.90%	-1.04%
Barclays U.S. Aggregate Bond Index	5.93%	6.54%	7.84%	4.22%	-2.02%

* This is not the performance of the Fund. As of December 31, 2013, Wellington Management's Core Bond Plus composite was composed of 15 accounts, totaling approximately $8,675 million.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.